Accounts Receivable and Unbilled Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable and Unbilled Receivable [Abstract]
Schedule of Accounts Receivables and Unbilled Receivables	Accounts receivables and unbilled receivables consisted of the following as of June 30, 2024 and December 31, 2023:
	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Accounts receivables	$2,154	$3,659
Unbilled receivables	799	804
Total	$2,953	$4,463